Significant Accounting Policies Basis of Presentation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Discontinued Operations

	September 30,	December 31,
	2023	2022
Cash	$-	$453,516
Inventory	-	290,200
Account receivable	-	621,090
Prepaid expenses and deposits	-	697,725
Investment in Affiliate	-	7,699
Loan to SRM	-	(1,458,914)
Total current asset held for sale	-	611,316

Intangible assets	-	291,533
Goodwill	-	941,937
FF&E	-	9,333
Assets held for sale	-	1,242,803
Total assets	$-	$1,854,119

Accounts Payable	$-	$532,899
Accrued liabilities	-	114,156
Total current Liabilities	$-	$647,055

The following table presents the components of discontinued operations in relation to Communications reported in the consolidated statements of operations:

	Three months ended September 30		Nine months ended September 30
	2023	2022	2023	2022
Sales	$472,319	$1,517,546	$3,901,162	$5,165,719
Cost of Sales	379,374	1,115,376	3,064,376	4,161,505
Gross profit	92,945	402,170	836,786	1,004,214

Operating expense	91,951	219,291	636,937	567,067
Other (income) expense	461,690	-	461,377	-
Total expenses	553,641	219,291	1,098,314	567,067
Net income (loss) from discontinued operations	$(460,696)	$182,879	$(261,528)	$437,147

	December 31,
	2022	2021
Cash	$453,516	$529,520
Inventory	290,200	55,482
Account receivable	621,090	688,768
Prepaid expenses and deposits	697,725	551,376
Investment in Affiliate	7,699	-
Loan to SRM	(1,458,914)	(1,502,621)
Total current asset held for sale	611,316	322,525

Intangible assets	291,533	364,417
Goodwill	941,937	941,937
Fixed assets	9,333	7,381
Assets held for sale	1,242,803	1,313,735
Total assets	$1,854,119	$1,636,260

Accounts Payable	$378,804	$532,899
Accrued liabilities	214,388	114,156
Total current Liabilities	$593,192	$647,055

The following table presents the components of discontinued operations in relation to Communications reported in the consolidated statements of operations:

	Year ended December 31,
	2022	2021
Sales	$6,076,116	$2,693,131
Cost of Sales	4,845,217	2,137,699
Gross profit	1,230,899	555,432

Operating expense	887,495	659,074
Other (income) expense	(768)	3,339
Total expenses	886,727	662,413
Net income (loss) from discontinued operations	$344,172	$(106,981)

Schedule of Net Loss per Common Share

	For the Three Months Ended September 30,		For the Nine months Ended September 30,
	2023	2022	2023	2022
Numerator:
Net (loss)	$(7,738,301)	$(2,332,426)	$(9,406,066)	$(6,692,957)

Denominator:
Denominator for basic earnings per share - Weighted- average common shares issued and outstanding during the period	29,836,485	21,530,012	27,370,658	22,191,644
Denominator for diluted earnings per share	29,836,485	21,530,012	27,370,658	22,191,644
Basic (loss) per share	$(0.26)	$(0.10)	$(0.34)	$(0.30)
Diluted (loss) per share	$(0.26)	$(0.10)	$(0.34)	$(0.30)

	For the Years
	Ended December 31,
	2022	2021
Numerator:
Net (loss)	$(15,223,028)	$(28,100,245)

Denominator:
Denominator for basic earnings per share - Weighted-average common shares issued and outstanding during the period	22,106,703	16,603,788
Denominator for diluted earnings per share	22,106,703	16,603,788
Basic (loss) per share	$(0.69)	$(1.69)
Diluted (loss) per share	$(0.69)	$(1.69)